Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		$ (26,223)	$ (19,063)
Property and equipment, net	$ 3,080	4,644	11,803
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computers and equipment		$ 30,867	$ 30,866